Federated Hermes International Growth Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.8%
		Argentina—3.1%
9,638	[1]	Mercadolibre, Inc.	$ 19,870,279
		Australia—2.3%
487,926		Northern Star Resources Ltd.	5,028,940
116,455		Wisetech Global Ltd.	9,432,485
		TOTAL	14,461,425
		Belgium—1.6%
19,538	[1]	Argenx SE, ADR	10,107,399
		Brazil—3.7%
988,513		Brava Energia	4,625,145
1,255,632	[1]	NU Holdings Ltd./Cayman Islands	18,796,811
		TOTAL	23,421,956
		Canada—2.9%
170,644		Cameco Corp.	6,969,101
59,003	[1]	Shopify, Inc.	4,370,352
142,988		Teck Resources Ltd.	6,849,125
		TOTAL	18,188,578
		China—7.0%
311,932		360 Finance Inc., ADR	8,263,079
706,687		Full Truck Alliance Co. Ltd., ADR	5,123,481
563,600		KE Holdings, Inc.	2,788,879
990,780		Nari Technology Development Co., Ltd.	3,441,326
417,544		Tencent Holdings Ltd.	20,180,748
2,214,000		Zijin Mining Group Co. Ltd.	4,474,353
		TOTAL	44,271,866
		Denmark—4.8%
142,609	[1]	Ambu A/S	2,717,046
198,463		Novo Nordisk A/S, ADR	27,618,111
		TOTAL	30,335,157
		Egypt—0.7%
2,443,498		Commercial International Bank Egypt	4,376,397
		France—4.2%
78,315		Dassault Systemes SA	3,060,246
44,835		Gaztransport Et Technigaz	6,619,668
24,451		L’Oreal SA	10,724,931
25,657		Schneider Electric SA	6,519,711
		TOTAL	26,924,556
		Georgia—0.6%
93,935		TBC Bank Group PLC	3,911,519
		Germany—5.3%
137,353		Infineon Technologies AG	5,003,180
8,682		Rational AG	8,755,158
7,753		Rheinmetall AG	4,630,407
68,699		SAP SE, ADR	15,093,857
		TOTAL	33,482,602
		India—4.9%
383,949		DLF Ltd.	3,882,523

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
72,949		Larsen & Toubro Ltd.	$ 3,238,579
290,000		Max Healthcare Institute Ltd.	2,987,996
612,826	[1]	PB Fintech Ltd.	12,979,503
463,955		Varun Beverages Ltd.	8,313,683
		TOTAL	31,402,284
		Indonesia—0.7%
6,881,200		PT Bank Central Asia	4,599,619
		Ireland—2.4%
28,217	[1]	ICON PLC	9,087,567
66,667		Kingspan Group PLC	5,843,824
		TOTAL	14,931,391
		Israel—3.2%
76,285		Camtek Ltd.	6,943,461
46,541	[1]	CyberArk Software Ltd.	13,345,166
		TOTAL	20,288,627
		Italy—2.2%
14,099		Ferrari NV	7,007,298
101,300		Prysmian SpA	7,124,367
		TOTAL	14,131,665
		Japan—15.8%
199,900		Ajinomoto Co., Inc.	7,676,910
390,600		Daiichi Sankyo Co. Ltd.	16,427,839
232,900		Denso Corp.	3,608,509
24,300		Disco Corp.	7,195,937
68,741		Hoya Corp.	9,783,475
24,317		Keyence Corp.	11,703,607
879,183		Mitsubishi UFJ Financial Group, Inc., ADR	9,257,797
447,800		Renesas Electronics Corp.	7,808,398
2,143,300		Resona Holdings, Inc.	15,216,213
15,272		SMC Corp.	7,051,301
238,200		Terumo Corp.	4,415,246
		TOTAL	100,145,232
		Netherlands—3.7%
21,732		ASML Holding N.V., ADR	19,642,903
43,490		Heineken N.V.	3,921,625
		TOTAL	23,564,528
		Norway—1.7%
101,449		Kongsberg Gruppen ASA	10,740,771
		Singapore—0.9%
1,671,500		Singapore Technologies Engineering Ltd.	5,704,695
		South Africa—1.3%
595,362		Gold Fields Ltd.	8,228,136
		South Korea—2.5%
255,464	[1]	Coupang LLC	5,658,528
27,307	[2]	Hanwha Aerospace Co. Ltd.	5,968,198
101,459		Korea Aerospace Industry	4,142,931
		TOTAL	15,769,657
		Spain—2.0%
169,150		Industria de Diseno Textil SA	9,183,679
41,342		Laboratorios Farmaceuticos Rovi SA	3,638,710
		TOTAL	12,822,389

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—3.0%
21,480	[1]	Spotify Technology SA	$ 7,365,063
153,317	[1]	Xvivo Perfusion AB	7,989,080
146,625	[1]	Yubico AB	4,021,297
		TOTAL	19,375,440
		Switzerland—4.1%
90,652		Alcon, Inc.	8,854,887
42,951		Nestle S.A.	4,599,194
114,187	[1]	On Holding AG	5,364,505
23,207		Sika AG	7,438,531
		TOTAL	26,257,117
		Taiwan—5.9%
34,000		ASPEED Technology, Inc.	5,313,481
54,000		eMemory Technology, Inc.	4,500,403
142,000		MediaTek, Inc.	5,584,284
745,000		Taiwan Semiconductor Manufacturing Co. Ltd	22,245,127
		TOTAL	37,643,295
		Turkey—0.5%
1,722,674		Coca-Cola Icecek AS	3,070,336
		United Kingdom—7.8%
114,836		Ashtead Group PLC	8,187,665
223,333		AstraZeneca PLC, ADR	19,568,437
633,520		Burford Capital Ltd.	8,558,855
410,880		Compass Group PLC	12,982,351
		TOTAL	49,297,308
		TOTAL COMMON STOCKS (IDENTIFIED COST $396,118,220)	627,324,224
		INVESTMENT COMPANY—1.5%
9,728,562		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[3] (IDENTIFIED COST $9,728,562)	9,728,562
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $405,846,782)	637,052,786
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[4]	(1,778,684)
		TOTAL NET ASSETS—100%	$635,274,102
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 5/31/2024	$13,619,652
Purchases at Cost	$85,891,713
Proceeds from Sales	$(89,782,803)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2024	$9,728,562
Shares Held as of 8/31/2024	9,728,562
Dividend Income	$210,508

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$241,333,909	$380,022,117	$5,968,198	$627,324,224
Investment Company	9,728,562	—	—	9,728,562
TOTAL SECURITIES	$251,062,471	$380,022,117	$5,968,198	$637,052,786

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt